OTHER CURRENT ASSETS (Tables)	12 Months Ended
Sep. 30, 2012
Other Current Assets [Abstract]
Schedule of Other Current Assets [Table Text Block]
Other current assets consist of the following:

	September 30,
	2011	2012
	RMB	RMB

Advances to staff for business use	8,287	8,368
Refundable deposit for a cancelled project	241	-
Receivable from liquidation of Jilin Changrong	45,236	-
Receivable from liquidation of Changji	1,751	-
Loan to a customer (note (i))	3,000	-
Deposits for rental	2,666	3,999
Deposits for research and development	2,195	-
Deposits for land use right	-	2,805
Others	1,679	1,235

	65,055	16,407

Note (i): The balance represented the loan to one of the customers in Denong with the interest rate of 6.1% per annum. Full repayment was received in February 2012 together with the interest.